Credit commitments (Details) (USD $)		12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 facilities	Dec. 31, 2012 Cat Financial	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 364-day facility expires in September 2013	Dec. 31, 2012 Four-year facility expires in September 2015	Dec. 31, 2012 Five-year facility expires in September 2017	Dec. 31, 2012 Consolidated credit lines with banks	Dec. 31, 2011 Bridge Facility	Dec. 31, 2010 Bridge Facility	Dec. 31, 2012 Machinery and Power Systems	Dec. 31, 2012 Machinery and Power Systems Credit Facility	Dec. 31, 2012 Machinery and Power Systems 364-day facility expires in September 2013	Dec. 31, 2012 Machinery and Power Systems Four-year facility expires in September 2015	Dec. 31, 2012 Machinery and Power Systems Five-year facility expires in September 2017	Dec. 31, 2012 Financial Products
Credit lines available:
Global credit facilities	$ 10,000,000,000		$ 10,000,000,000	$ 3,000,000,000	$ 2,600,000,000	$ 4,400,000,000				$ 2,750,000,000	$ 2,750,000,000	$ 820,000,000	$ 720,000,000	$ 1,210,000,000	$ 7,250,000,000
Other external	5,125,000,000						5,130,000,000			728,000,000					4,397,000,000
Total credit lines available	15,125,000,000								8,600,000,000	3,478,000,000					11,647,000,000
Less: Commercial paper outstanding	(3,654,000,000)									0					(3,654,000,000)
Less: Utilized credit	(2,501,000,000)									(481,000,000)					(2,020,000,000)
Available credit	8,970,000,000									2,997,000,000					5,973,000,000
Number of global credit facilities	3
Duration of credit facility (in years or days)				364 days	4 years	5 years
Consolidated net worth	24,500,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio, numerator		1.70
Interest coverage ratio, denominator		1
Minimum interest coverage ratio required under credit facilities, numerator		1.15
Minimum interest coverage ratio required under credit facilities, denominator		1
Six-month leverage ratio, numerator		8.70
Six month leverage ratio, denominator		1
Year-end leverage ratio, numerator		8.74
Year-end leverage ratio denominator		1
Maximum leverage ratio permissible under credit facility, numerator		10
Maximum leverage ratio permissible under credit facility, denominator		1
Payment of customary fees and expenses								$ 18,000,000	$ 46,000,000